Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
A summary of the net assets of the Master Trust and dollar amounts of each plan's interest in the Master Trust as of December 31, 2025 is as follows:

	Master Trust Balances	Adient US LLC Savings and Investment (401k) Plan	Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan	Bridgewater Interiors, LLC Savings and Investment (401k) Plan	Adient Production Employees Savings and Investment (401k) Plan
Investments - Fair Value:
Mutual Funds	$208,809,414	$197,259,487	$2,821,894	$7,439,109	$1,288,924
Employer Stock Fund:
Adient Ordinary Shares	18,307,947	16,339,201	378,293	1,431,029	159,424
Interest Bearing Cash	677,660	590,983	19,651	50,331	16,695
Other Common Stock	29,040,553	26,908,491	429,372	1,219,511	483,179
	256,835,574	241,098,162	3,649,210	10,139,980	1,948,222

Common/Collective Trust Funds	862,262,829	734,860,878	28,802,498	72,977,057	25,622,396
Total Investments at Fair Value	1,119,098,403	975,959,040	32,451,708	83,117,037	27,570,618

Investments - Contract Value:
Fixed Income Fund	65,265,729	59,239,799	993,067	3,107,604	1,925,259
Total Investments at Contract Value	65,265,729	59,239,799	993,067	3,107,604	1,925,259

Total Master Trust Net Assets	$1,184,364,132	$1,035,198,839	$33,444,775	$86,224,641	$29,495,877
A summary of the net assets of the Master Trust and dollar amounts of each plan's interest in the Master Trust as of December 31, 2024 is as follows:

	Master Trust Balances	Adient US LLC Savings and Investment (401k) Plan	Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan	Bridgewater Interiors, LLC Savings and Investment (401k) Plan	Adient Production Employees Savings and Investment (401k) Plan
Investments - Fair Value:
Mutual Funds	$190,799,741	$179,990,258	$2,702,590	$6,891,703	$1,215,190
Employer Stock Fund:
Adient Ordinary Shares	16,442,846	14,684,088	425,565	1,212,520	120,673
Interest Bearing Cash	839,415	736,004	22,916	59,876	20,619
Other Common Stock	29,665,476	27,521,772	154,949	1,545,125	443,630
	237,747,478	222,932,122	3,306,020	9,709,224	1,800,112

Common/Collective Trust Funds	756,661,720	648,971,584	23,840,806	61,222,831	22,626,499
Total Investments at Fair Value	994,409,198	871,903,706	27,146,826	70,932,055	24,426,611

Investments - Contract Value:
Fixed Income Fund	70,054,155	63,260,473	1,583,043	3,293,850	1,916,789

Total Investments at Contract Value	70,054,155	63,260,473	1,583,043	3,293,850	1,916,789

Total Master Trust Net Assets	$1,064,463,353	$935,164,179	$28,729,869	$74,225,905	$26,343,400

During the year ended December 31, 2025, the Master Trust investment income was comprised of the following:

Net realized and unrealized gains	$143,696,862
Dividend, interest and other income	25,056,856
Net investment income	$168,753,718